Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the Years Ended December 31,
	2012			2011			2010
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Loss	Weighted-average Shares	Per Share Amount
Basic earnings (loss) per share:
Net income (loss)	$10,894			$289			$(4,337)
Preferred stock dividends	(80)			(80)			(80)
Income (loss) available to common stockholders	10,814	14,128	$0.77	209	13,919	$0.02	(4,417)	13,563	$(0.33)
Effect of dilutive securities:
Stock options		—			—			—
Diluted earnings (loss) per share:
Income (loss) available to common stockholders plus assumed conversions	$10,814	14,128	$0.77	$209	13,919	$0.02	$(4,417)	13,563	$(0.33)